OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER NON-CURRENT ASSETS

9. OTHER NON-CURRENT ASSETS

	As of December 31,
	2024	2025
	HK$	HK$

Deposit for admission fee	50,000	50,000
Deposit for compensation fund	93,124	93,124
Deposit for fidelity fund	50,000	50,000
Deposit for guarantee fund	50,000	50,000
Deposit for stamp duty	5,000	5,000
Deposit for leased asset	631,260	631,260
	879,384	879,384